Subsequent events (Details Narrative) - USD ($)			12 Months Ended
	Mar. 07, 2024	Feb. 13, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Dividend per common share			$ 0.044	$ 0.02
Australian group
Statement [Line Items]
Cash consideration		$ 4,700,000
Dividend per common share	$ 0.012